Provision for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	$ 4,625	$ 4,999
Business activity during the year	113	(230)
Net remeasurement of provision for ECL	725	752
Write-offs	(601)	(934)
Exchange rate and other adjustments	68	38
Balance at the end of the year	4,930	4,625
Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,653	1,508
Business activity during the year	(150)	(183)
Net remeasurement of provision for ECL	243	366
Write-offs	(50)	(45)
Exchange rate and other adjustments	27	7
Balance at the end of the year	1,723	1,653
Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	472	682
Business activity during the year	(7)	(17)
Net remeasurement of provision for ECL	280	144
Write-offs	(358)	(350)
Exchange rate and other adjustments	18	13
Balance at the end of the year	405	472
Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,500	2,809
Business activity during the year	270	(30)
Net remeasurement of provision for ECL	202	242
Write-offs	(193)	(539)
Exchange rate and other adjustments	23	18
Balance at the end of the year	2,802	2,500
Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	885	936
Transfers to Stage 1	1,675	912
Transfers to Stage 2	(640)	(235)
Transfers to Stage 3	(8)	(14)
Business activity during the year	269	354
Net remeasurement of provision for ECL	(1,479)	(1,066)
Exchange rate and other adjustments	4	(2)
Balance at the end of the year	706	885
Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	143	160
Transfers to Stage 1	507	206
Transfers to Stage 2	(60)	(32)
Business activity during the year	52	41
Net remeasurement of provision for ECL	(486)	(229)
Exchange rate and other adjustments	2	(3)
Balance at the end of the year	158	143
Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	99	153
Transfers to Stage 1	367	353
Transfers to Stage 2	(58)	(86)
Business activity during the year	28	18
Net remeasurement of provision for ECL	(355)	(337)
Exchange rate and other adjustments	1	(2)
Balance at the end of the year	82	99
Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	643	623
Transfers to Stage 1	801	353
Transfers to Stage 2	(522)	(117)
Transfers to Stage 3	(8)	(14)
Business activity during the year	189	295
Net remeasurement of provision for ECL	(638)	(500)
Exchange rate and other adjustments	1	3
Balance at the end of the year	466	643
Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,341	2,091
Transfers to Stage 1	(1,546)	(792)
Transfers to Stage 2	1,119	1,002
Transfers to Stage 3	(496)	(383)
Business activity during the year	140	(244)
Net remeasurement of provision for ECL	1,239	689
Exchange rate and other adjustments	11	(22)
Balance at the end of the year	2,808	2,341
Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,095	741
Transfers to Stage 1	(499)	(191)
Transfers to Stage 2	314	508
Transfers to Stage 3	(131)	(90)
Business activity during the year	(74)	(58)
Net remeasurement of provision for ECL	342	191
Exchange rate and other adjustments	5	(6)
Balance at the end of the year	1,052	1,095
Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	250	355
Transfers to Stage 1	(364)	(345)
Transfers to Stage 2	125	208
Transfers to Stage 3	(138)	(145)
Business activity during the year	(10)	(16)
Net remeasurement of provision for ECL	360	195
Exchange rate and other adjustments	2	(2)
Balance at the end of the year	225	250
Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	996	995
Transfers to Stage 1	(683)	(256)
Transfers to Stage 2	680	286
Transfers to Stage 3	(227)	(148)
Business activity during the year	224	(170)
Net remeasurement of provision for ECL	537	303
Exchange rate and other adjustments	4	(14)
Balance at the end of the year	1,531	996
Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,399	1,972
Transfers to Stage 1	(129)	(120)
Transfers to Stage 2	(479)	(767)
Transfers to Stage 3	504	397
Business activity during the year	(296)	(340)
Net remeasurement of provision for ECL	965	1,129
Write-offs	(601)	(934)
Exchange rate and other adjustments	53	62
Balance at the end of the year	1,416	1,399
Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	415	607
Transfers to Stage 1	(8)	(15)
Transfers to Stage 2	(254)	(476)
Transfers to Stage 3	131	90
Business activity during the year	(128)	(166)
Net remeasurement of provision for ECL	387	404
Write-offs	(50)	(45)
Exchange rate and other adjustments	20	16
Balance at the end of the year	513	415
Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	123	174
Transfers to Stage 1	(3)	(8)
Transfers to Stage 2	(67)	(122)
Transfers to Stage 3	138	145
Business activity during the year	(25)	(19)
Net remeasurement of provision for ECL	275	286
Write-offs	(358)	(350)
Exchange rate and other adjustments	15	17
Balance at the end of the year	98	123
Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	861	1,191
Transfers to Stage 1	(118)	(97)
Transfers to Stage 2	(158)	(169)
Transfers to Stage 3	235	162
Business activity during the year	(143)	(155)
Net remeasurement of provision for ECL	303	439
Write-offs	(193)	(539)
Exchange rate and other adjustments	18	29
Balance at the end of the year	805	861
Parent Entity
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	4,080	4,263
Business activity during the year	129	(226)
Net remeasurement of provision for ECL	572	831
Write-offs	(554)	(851)
Exchange rate and other adjustments	40	63
Balance at the end of the year	4,267	4,080
Parent Entity | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,491	1,344
Business activity during the year	(137)	(172)
Net remeasurement of provision for ECL	160	337
Write-offs	(43)	(35)
Exchange rate and other adjustments	16	17
Balance at the end of the year	1,487	1,491
Parent Entity | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	415	589
Business activity during the year	(6)	(13)
Net remeasurement of provision for ECL	268	161
Write-offs	(341)	(337)
Exchange rate and other adjustments	13	15
Balance at the end of the year	349	415
Parent Entity | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,174	2,330
Business activity during the year	272	(41)
Net remeasurement of provision for ECL	144	333
Write-offs	(170)	(479)
Exchange rate and other adjustments	11	31
Balance at the end of the year	2,431	2,174
Parent Entity | Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	777	780
Transfers to Stage 1	1,340	748
Transfers to Stage 2	(479)	(198)
Transfers to Stage 3	(7)	(12)
Business activity during the year	229	328
Net remeasurement of provision for ECL	(1,261)	(875)
Exchange rate and other adjustments	1	6
Balance at the end of the year	600	777
Parent Entity | Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	106	118
Transfers to Stage 1	422	166
Transfers to Stage 2	(44)	(29)
Business activity during the year	49	38
Net remeasurement of provision for ECL	(412)	(187)
Balance at the end of the year	121	106
Parent Entity | Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	85	134
Transfers to Stage 1	323	281
Transfers to Stage 2	(54)	(81)
Business activity during the year	26	17
Net remeasurement of provision for ECL	(312)	(266)
Balance at the end of the year	68	85
Parent Entity | Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	586	528
Transfers to Stage 1	595	301
Transfers to Stage 2	(381)	(88)
Transfers to Stage 3	(7)	(12)
Business activity during the year	154	273
Net remeasurement of provision for ECL	(537)	(422)
Exchange rate and other adjustments	1	6
Balance at the end of the year	411	586
Parent Entity | Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,063	1,735
Transfers to Stage 1	(1,222)	(646)
Transfers to Stage 2	917	900
Transfers to Stage 3	(448)	(343)
Business activity during the year	168	(234)
Net remeasurement of provision for ECL	941	651
Balance at the end of the year	2,419	2,063
Parent Entity | Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,016	674
Transfers to Stage 1	(419)	(158)
Transfers to Stage 2	279	481
Transfers to Stage 3	(125)	(87)
Business activity during the year	(71)	(55)
Net remeasurement of provision for ECL	240	161
Balance at the end of the year	920	1,016
Parent Entity | Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	218	304
Transfers to Stage 1	(322)	(280)
Transfers to Stage 2	114	193
Transfers to Stage 3	(128)	(133)
Business activity during the year	(8)	(14)
Net remeasurement of provision for ECL	317	148
Balance at the end of the year	191	218
Parent Entity | Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	829	757
Transfers to Stage 1	(481)	(208)
Transfers to Stage 2	524	226
Transfers to Stage 3	(195)	(123)
Business activity during the year	247	(165)
Net remeasurement of provision for ECL	384	342
Balance at the end of the year	1,308	829
Parent Entity | Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,240	1,748
Transfers to Stage 1	(118)	(102)
Transfers to Stage 2	(438)	(702)
Transfers to Stage 3	455	355
Business activity during the year	(268)	(320)
Net remeasurement of provision for ECL	892	1,055
Write-offs	(554)	(851)
Exchange rate and other adjustments	39	57
Balance at the end of the year	1,248	1,240
Parent Entity | Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	369	552
Transfers to Stage 1	(3)	(8)
Transfers to Stage 2	(235)	(452)
Transfers to Stage 3	125	87
Business activity during the year	(115)	(155)
Net remeasurement of provision for ECL	332	363
Write-offs	(43)	(35)
Exchange rate and other adjustments	16	17
Balance at the end of the year	446	369
Parent Entity | Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	112	151
Transfers to Stage 1	(1)	(1)
Transfers to Stage 2	(60)	(112)
Transfers to Stage 3	128	133
Business activity during the year	(24)	(16)
Net remeasurement of provision for ECL	263	279
Write-offs	(341)	(337)
Exchange rate and other adjustments	13	15
Balance at the end of the year	90	112
Parent Entity | Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	759	1,045
Transfers to Stage 1	(114)	(93)
Transfers to Stage 2	(143)	(138)
Transfers to Stage 3	202	135
Business activity during the year	(129)	(149)
Net remeasurement of provision for ECL	297	413
Write-offs	(170)	(479)
Exchange rate and other adjustments	10	25
Balance at the end of the year	$ 712	$ 759